Goodwill and Other Identifiable Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization and Impairment
Accumulated goodwill impairment losses	$ 200.5	$ 200.5	$ 200.5
Amortization		114.0	134.1	74.9
Impairment charges, related to trade names	11.0	0	11.0	60.7
Water Quality Systems [Member]
Amortization and Impairment
Impairment charges, related to trade names				10.0
Technical Solutions
Amortization and Impairment
Impairment charges, related to trade names			11.0	11.6
Flow & Filtration Solutions [Member]
Amortization and Impairment
Impairment charges, related to trade names				$ 39.1